Pensions - Changes in gross defined benefit plan assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Change In Gross Defined Benefit Plan Assets [Abstract]
Fair value plan asset beginning of period		$ 1,282	$ 886	$ 744
Interest income		27	20	17
Settlement				(128)
Employer contribution		404	313	338
Remeasurements (loss)/gain		(63)	16	(79)
Exchange rate differences		(99)	47	(7)
Fair value plan assets end of period		$ 1,551	$ 1,282	$ 886
Estimated employer contribution for the coming year	$ 345